Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 122	$ 91	$ 14	$ 67	$ 86	$ (13)	$ 321	$ (1)	$ 5	$ 258	$ 312	$ 149
Other comprehensive (loss) income, net of tax:
Foreign currency adjustment	7				(16)					(34)	(13)	30
Deferred (loss) gain on derivative financial instruments	3				(6)					(11)	3	0
Minimum pension liability										(5)	1	7
Other comprehensive (loss) income, net of tax	10				(22)					(50)	(9)	37
Total comprehensive income	132				64					208	303	186
Less: Income attributable to noncontrolling interest	(2)				0					(2)	(5)	(6)
Comprehensive income attributable to Warner Music Group Corp.	$ 130				$ 64					$ 206	$ 298	$ 180